Income taxes	12 Months Ended
Dec. 31, 2022
Income taxes
Income Taxes

Note 16 Income taxes

The components of income tax expense (benefit) for the years ended December 31 were as follows:

	Years Ended December 31,
(in thousands)	2022 (As Adjusted)	2021 (As Adjusted)
Current:
Federal	$-	$-
State and local	965	37
Total	965	37
Deferred:
Federal	(1,431)	(4,351)
State and local	(357)	60
Total	(1,788)	(4,291)
Total income tax expense (benefit)	$(823)	$(4,254)

The following table reconciles the difference between the statutory federal income tax rate for the Company and the effective income tax rate for the years ended December 31:

	Years Ended December 31,
	2022 (As Adjusted)	2021 (As Adjusted)
U.S. statutory federal income tax rate	21.0%	21.0%
Accrual to return	1.6	1.6
Change in valuation allowance	(37.4)	(1.5)
Convertible Debt	(5.9)	(1.5)
Derivative Expense	33.7	-
Incentive Stock Options	(2.6)	(3.0)
Deferred Consideration	(2.7)	-
Goodwill impairment	-	(7.3)
Vesting & Exercises	1.0	-
162m limitation	(3.1)	-
State income taxes	(1.3)	-
Other	(0.4)	(0.3)
Income tax expense (benefit)	3.9%	9.0%

Deferred income taxes reflect the net tax effect of temporary differences between carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income taxes.

Significant components of U.S. federal and state deferred tax assets and liabilities are as follows:

(in thousands)	December 31, 2022 (As Adjusted)	December 31, 2021 (As Adjusted)
Deferred tax assets:
Net operating loss carryforwards	$3,990	$4,916
Capital Loss Carryforward	64	-
Stock-based compensation expense	8,111	3,581
Allowance for bad debts	81	62
163(j)Limitation	1,567	255
Fixed assets	618	406
Unrealized Gains/(loss)	441	197
Foreign exchange gains (losses)	12	-
Other	112	6
Total gross deferred tax assets	14,996	9,423
Less: valuation allowance	(10,108)	(4,920)
Net deferred tax assets	4,888	4,503
Deferred tax liabilities:
Goodwill	(3)	-
Intangible Asset	(6,295)	-
Foreign exchange gains (losses)	-	(42)
Total gross deferred tax liabilities	(6,298)	(42)
Net deferred tax assets (liabilities)	$(1,410)	$4,461

The following table presents the changes in the deferred tax asset valuation allowance for the periods indicated:

(in thousands)	Balance at Beginning of Year	Increase (Decrease) Charged (Credited) to Income Taxes (Benefit)	Balance at End of Year (As Adjusted)
Year ended
December 31, 2022	$4,920	$5,188	$10,108
December 31, 2021	3,769	1,151	4,920

Future utilization of net operating losses (“NOLs”) arising in tax years after December 31, 2017, are limited to eighty percent of taxable income and are allowed to be carried forward indefinitely. NOLs generated in 2017 and prior may carry forward 20 years (expiring in 2037). As of December 31, 2022 the Company has $0.2 million of NOLs generated prior to December 31, 2017 (expiring in 2037) and $18 million of NOLs generated after 2017. During tax year 2020, the Company underwent an ownership change as defined by Section 382 of the Internal Revenue Code and as such the NOLs will be subject to annual limitations. As of December 31, 2022, the Company’s valuation allowance of $10.1 million related primarily to Federal NOL carryforwards and stock-based compensation deferred tax assets.  As of December 31, 2021, the Company’s valuation allowance of $4.9 million related primarily to Federal NOL carryforwards. The Company files U.S. federal and certain applicable U.S. state income tax returns. Management has reviewed and evaluated the relevant technical merits of each of its tax positions and determined that there are no uncertain tax positions that would have a material impact on these financial statements.